Financial Risk Management Objectives and Policies - Summary of Sensitivity Analysis of Foreign Currency Risk (Parenthetical) (Detail)	Dec. 31, 2024	Dec. 31, 2023
Immatics US Inc [Member] | Euro weakens by 10 against US dollars [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Percentage Of Reasonably Possible Decrease In Foreign Currency Risk	10.00%	10.00%
Immatics US Inc [Member] | Euro strengthen by 10 against US dollars [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Percentage Of Reasonably Possible Decrease In Foreign Currency Risk	10.00%	10.00%
Immatics N.V. [Member] | Immatics GmbH [Member] | Euro weakens by 10 against US dollars [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Percentage Of Reasonably Possible Increase In Foreign Currency Risk	10.00%	10.00%
Immatics N.V. [Member] | Immatics GmbH [Member] | Euro strengthen by 10 against US dollars [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Percentage Of Reasonably Possible Increase In Foreign Currency Risk	10.00%	10.00%